Quarterly Holdings Report
for

Fidelity® GNMA Fund

October 31, 2019

MOG-QTLY-1219
1.809097.116

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 93.6%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 1.0%
12 month U.S. LIBOR + 1.480% 4.221% 7/1/34 (a)(b)	27	28
12 month U.S. LIBOR + 1.495% 4.508% 1/1/35 (a)(b)	107	111
12 month U.S. LIBOR + 1.523% 4.66% 3/1/36 (a)(b)	47	49
12 month U.S. LIBOR + 1.617% 4.404% 3/1/33 (a)(b)	72	75
12 month U.S. LIBOR + 1.645% 4.693% 6/1/47 (a)(b)	94	99
12 month U.S. LIBOR + 1.655% 4.497% 11/1/36 (a)(b)	116	121
12 month U.S. LIBOR + 1.690% 4.396% 8/1/35 (a)(b)	263	277
12 month U.S. LIBOR + 1.718% 4.013% 5/1/35 (a)(b)	194	203
12 month U.S. LIBOR + 1.899% 4.771% 8/1/35 (a)(b)	100	105
6 month U.S. LIBOR + 1.510% 4.037% 2/1/33 (a)(b)	21	21
6 month U.S. LIBOR + 1.535% 3.851% 12/1/34 (a)(b)	28	29
6 month U.S. LIBOR + 1.535% 3.94% 3/1/35 (a)(b)	28	29
6 month U.S. LIBOR + 1.550% 3.862% 9/1/33 (a)(b)	306	317
6 month U.S. LIBOR + 1.556% 3.9% 10/1/33 (a)(b)	13	13
6 month U.S. LIBOR + 1.565% 4.085% 7/1/35 (a)(b)	16	16
U.S. TREASURY 1 YEAR INDEX + 2.204% 4.512% 7/1/36 (a)(b)	71	74
U.S. TREASURY 1 YEAR INDEX + 2.295% 4.345% 10/1/33 (a)(b)	37	38
U.S. TREASURY 1 YEAR INDEX + 2.447% 4.859% 7/1/34 (a)(b)	460	485
U.S. TREASURY 1 YEAR INDEX + 2.460% 4.984% 9/1/34 (a)(b)	251	264
3% 7/1/32 to 11/1/33	39,215	40,324
3.525% 7/1/42	99	104
8.5% 12/1/27	31	35
9.5% 9/1/30	10	12
		42,829
Freddie Mac - 0.2%
12 month U.S. LIBOR + 1.515% 4.39% 11/1/35 (a)(b)	60	62
12 month U.S. LIBOR + 1.600% 4.35% 7/1/35 (a)(b)	51	53
12 month U.S. LIBOR + 1.860% 4.24% 8/1/34 (a)(b)	87	92
12 month U.S. LIBOR + 1.864% 4.739% 4/1/36 (a)(b)	60	63
12 month U.S. LIBOR + 1.961% 4.821% 6/1/33 (a)(b)	365	384
12 month U.S. LIBOR + 2.069% 4.73% 3/1/33 (a)(b)	3	3
6 month U.S. LIBOR + 1.608% 4.205% 12/1/35 (a)(b)	16	16
6 month U.S. LIBOR + 1.843% 4.239% 10/1/36 (a)(b)	243	255
6 month U.S. LIBOR + 1.912% 4.325% 10/1/35 (a)(b)	165	172
U.S. TREASURY 1 YEAR INDEX + 2.035% 4.573% 6/1/33 (a)(b)	225	237
U.S. TREASURY 1 YEAR INDEX + 2.229% 4.66% 12/1/35 (a)(b)	1,130	1,192
U.S. TREASURY 1 YEAR INDEX + 2.286% 4.828% 6/1/33 (a)(b)	392	413
U.S. TREASURY 1 YEAR INDEX + 2.413% 4.839% 3/1/35 (a)(b)	808	850
3% 12/1/32 to 4/1/34	3,641	3,748
		7,540
Ginnie Mae - 91.6%
3% 5/15/27 to 12/1/49	717,990	742,184
3% 10/15/49	31,686	32,676
3.7% 10/15/42	8,956	9,496
4% 5/15/44	2,326	2,498
4.5% 7/15/33 to 6/20/48	236,728	254,171
4.75% 7/15/40	886	970
4.875% 9/15/39 to 12/15/39	6,366	7,047
5.09% 4/15/36 to 11/15/36	5,481	6,057
5.15% 2/15/36 to 4/15/36	578	639
5.2% 7/15/36	62	69
5.25% 4/15/36 to 4/15/37	469	519
5.39% 5/15/36	221	245
5.45% 2/15/37	715	801
5.5% 7/20/24 to 2/20/42	8,101	9,050
5.6% 11/15/36	264	297
5.65% 4/15/37	150	169
5.85% 1/15/37	110	125
6.45% 1/15/32 to 8/15/32	211	239
6.5% 7/15/23 to 1/15/39	6,888	7,870
7% to 7% 4/15/22 to 9/20/34	13,621	15,468
7.25% 9/15/27	35	39
7.5% to 7.5% 9/15/21 to 9/20/32	5,245	5,923
8% 12/15/21 to 9/15/31	1,415	1,592
8.5% 9/15/21 to 2/15/31	143	168
9% to 9% 12/15/19 to 5/15/30	43	45
2.5% 3/15/28 to 3/20/43	66,830	67,972
3% 11/1/49 (c)	86,700	89,234
3% 11/1/49 (c)	12,400	12,762
3% 11/1/49 (c)	22,700	23,364
3% 11/1/49 (c)	28,100	28,921
3% 11/1/49 (c)	47,000	48,374
3% 11/1/49 (c)	26,800	27,583
3% 12/1/49 (c)	64,100	65,901
3.25% 2/20/41 to 7/20/46	2,216	2,284
3.5% to 3.5% 9/15/26 to 11/1/49 (c)(d)(e)(f)(g)	1,129,874	1,189,535
3.5% 11/1/49 (c)	25,850	26,828
3.5% 11/1/49 (c)	16,400	17,020
3.5% 11/1/49 (c)	11,250	11,676
3.5% 11/1/49 (c)	11,250	11,676
3.5% 11/1/49 (c)	25,850	26,828
3.5% 11/1/49 (c)	16,400	17,020
3.5% 11/1/49 (c)	20,700	21,483
3.5% 11/1/49 (c)	5,700	5,916
3.5% 11/1/49 (c)	80,000	83,027
3.5% 11/1/49 (c)	20,000	20,757
3.5% 11/1/49 (c)	20,000	20,757
3.74% 7/20/42 to 8/20/42	1,017	1,070
3.75% 10/20/41 to 7/20/47	26,746	27,927
4% 2/20/33 to 1/20/49	706,196	750,529
4.25% 1/20/46	659	697
5% 6/20/29 to 7/20/48	110,677	120,767
5.35% 4/20/29 to 12/20/30	8,277	8,930
5.75% 9/20/39 to 9/20/40	12,133	13,526
6% to 6% 12/15/23 to 3/15/39	11,856	13,347
7.395% 6/20/25 to 2/20/27	320	352
		3,854,420
Uniform Mortgage Backed Securities - 0.8%
3% 11/1/49 (c)	17,300	17,581
3% 11/1/49 (c)	16,300	16,565
		34,146
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $3,868,146)		3,938,935

Collateralized Mortgage Obligations - 19.1%
Private Sponsor - 19.0%
Fannie Mae:
planned amortization class Series G93-32 Class PJ, 6.75% 9/25/23	$943	$998
Series 2016-3 Class IP, 4% 2/25/46 (h)	46,050	7,579
Series 2017-74 Class SH, 6.200% - 1 month U.S. LIBOR 4.3772% 10/25/47 (a)(h)(i)	45,650	8,367
Freddie Mac:
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	511	602
Series 40 Class K, 6.5% 8/17/24	98	105
sequential payer Series 2204 Class N, 7.5% 12/20/29	989	1,153
Series 2018-4763 Class SC, 6.200% - 1 month U.S. LIBOR 4.2788% 8/15/47 (a)(h)(i)	30,270	4,380
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2001-22 Class FM, 1 month U.S. LIBOR + 0.350% 2.1964% 5/20/31 (a)(b)	87	88
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 4.7993% 6/16/37 (a)(h)(i)	1,305	286
Series 2008-51 Class FE, 1 month U.S. LIBOR + 0.750% 2.6408% 6/16/38 (a)(b)	291	295
Series 2008-57 Class AF, 1 month U.S. LIBOR + 0.580% 2.4264% 7/20/38 (a)(b)	864	870
Series 2010-130 Class KF, 1 month U.S. LIBOR + 0.650% 2.5408% 10/16/40 (a)(b)	1,809	1,826
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 2.6036% 3/20/60 (a)(b)(j)	17,412	17,427
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.3836% 7/20/60 (a)(b)(j)	10,889	10,835
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.389% 9/20/60 (a)(b)(j)	12,824	12,756
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.389% 8/20/60 (a)(b)(j)	14,655	14,581
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.469% 12/20/60 (a)(b)(j)	4,633	4,617
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.589% 12/20/60 (a)(b)(j)	6,879	6,878
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.589% 2/20/61 (a)(b)(j)	3,116	3,116
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.579% 2/20/61 (a)(b)(j)	16,670	16,666
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.589% 4/20/61 (a)(b)(j)	5,724	5,723
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.589% 5/20/61 (a)(b)(j)	7,041	7,040
Class FC, 1 month U.S. LIBOR + 0.500% 2.589% 5/20/61 (a)(b)(j)	6,438	6,437
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.619% 6/20/61 (a)(b)(j)	8,204	8,208
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.689% 10/20/61 (a)(b)(j)	9,233	9,253
Series 2012-48 Class FA, 1 month U.S. LIBOR + 0.350% 2.2408% 4/16/42 (a)(b)	603	601
Series 2012-76 Class GF 1 month U.S. LIBOR + 0.300% 2.1908% 6/16/42 (a)(b)	686	684
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.789% 11/20/61 (a)(b)(j)	8,639	8,677
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.789% 1/20/62 (a)(b)(j)	5,584	5,608
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.719% 1/20/62 (a)(b)(j)	8,426	8,449
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.719% 3/20/62 (a)(b)(j)	5,218	5,222
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.739% 5/20/61 (a)(b)(j)	146	146
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 2.619% 7/20/60 (a)(b)(j)	471	471
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.369% 5/20/63 (a)(b)(j)	567	566
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.289% 4/20/63 (a)(b)(j)	754	752
Series 2016-12 Class FA, 1 month U.S. LIBOR + 0.350% 2.1964% 1/20/46 (a)(b)	2,547	2,531
planned amortization class:
Series 2003-74 Class PZ, 5.5% 8/20/33	4,249	4,909
Series 2004-19 Class DP, 5.5% 3/20/34	22	23
Series 2005-24 Class TC, 5.5% 3/20/35	4,089	4,424
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	6,354
Series 2006-50 Class JC, 5% 6/20/36	1,995	2,095
Series 2010-117 Class E, 3% 10/20/39	7,648	7,718
Series 2010-158 Class MS, 10.000% x 1 month U.S. LIBOR 6.3072% 12/20/40 (a)(b)(i)	5,627	6,724
Series 2010-160 Class MX, 4.5% 8/20/39	5,414	5,587
Series 2011-136 Class WI, 4.5% 5/20/40 (h)	1,549	127
Series 2015-24 Class PI, 3.5% 2/20/45 (h)	20,575	3,290
Series 2016-69 Class WA, 3% 2/20/46	3,100	3,160
Series 2017-134 Class BA, 2.5% 11/20/46	960	972
Series 2017-139 Class K, 3% 8/20/47	45,154	45,899
Series 2017-153 Class GA, 3% 9/20/47	7,152	7,280
Series 2017-182 Class KA, 3% 10/20/47	6,671	6,766
Series 2018-13 Class Q, 3% 4/20/47	8,620	8,728
sequential payer:
Series 2002-18 Class ZB, 6% 3/20/32	662	712
Series 2002-29 Class SK, 43.250% x 1 month U.S. LIBOR 8.25% 5/20/32 (a)(b)(i)	68	83
Series 2002-33 Class ZJ, 6.5% 5/20/32	727	849
Series 2002-42 Class ZA, 6% 6/20/32	463	520
Series 2003-75 Class ZA, 5.5% 9/20/33	1,779	1,972
Series 2004-24 Class ZM, 5% 4/20/34	3,856	4,244
Series 2004-46 Class BZ, 6% 6/20/34	2,243	2,591
Series 2004-86 Class G, 6% 10/20/34	6,273	7,450
Series 2005-26 Class ZA, 5.5% 1/20/35	16,828	18,703
Series 2005-28 Class AJ, 5.5% 4/20/35	1,839	1,869
Series 2005-47 Class ZY, 6% 6/20/35	9,432	10,697
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,172
Series 2005-82 Class JV, 5% 6/20/35	3,321	3,624
Series 2006-2 Class Z, 5.5% 1/20/36	7,560	8,416
Series 2010-160 Class DY, 4% 12/20/40	40,865	44,594
Series 2010-168 Class BG, 4% 4/20/40	8,950	9,784
Series 2010-170 Class B, 4% 12/20/40	6,507	7,101
Series 2011-21 Class SB, 9.500% - 1 month U.S. LIBOR 5.7185% 2/16/41 (a)(i)	13,275	15,103
Series 2011-29 Class BV, 5% 5/20/40	10,483	11,098
Series 2011-72 Class SE, 7.420% - 1 month U.S. LIBOR 4.773% 5/16/41 (a)(i)	25,595	28,480
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.739% 11/20/65 (a)(b)(j)	811	812
Series 2017-139 Class BA, 3% 9/20/47	14,409	14,588
Series 2018-H12 Class HA, 3.25% 8/20/68 (j)	24,182	25,334
Series 2004-32:
Class GS, 6.500% - 1 month U.S. LIBOR 4.6093% 5/16/34 (a)(h)(i)	395	74
Class SG, 6.500% - 1 month U.S. LIBOR 4.6536% 3/20/33 (a)(h)(i)	5,947	1,001
Series 2004-59 Class SC, 7.200% - 1 month U.S. LIBOR 5.2865% 8/16/34 (a)(h)(i)	2,314	530
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 5.3093% 8/17/34 (a)(h)(i)	796	180
Series 2005-13 Class SA, 6.800% - 1 month U.S. LIBOR 4.9536% 2/20/35 (a)(h)(i)	4,366	949
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,212
Series 2005-82 Class NS, 6.300% - 1 month U.S. LIBOR 4.4536% 7/20/34 (a)(h)(i)	4,466	873
Series 2006-13 Class DS, 11.100% x 1 month U.S. LIBOR 8.3304% 3/20/36 (a)(b)(i)	4,412	5,524
Series 2007-35 Class SC, 40.200% x 1 month U.S. LIBOR 28.8555% 6/16/37 (a)(b)(i)	1,259	2,288
Series 2009-13 Class E, 4.5% 3/16/39	3,570	3,716
Series 2009-42 Class AY, 5% 6/16/37	2,507	2,723
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 4.0593% 2/16/40 (a)(h)(i)	3,081	499
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 2.3836% 5/20/60 (a)(b)(j)	7,566	7,530
Series 2011-52 Class HI, 7% 4/16/41 (h)	581	127
Series 2011-54 Class SA, 6.000% - 1 month U.S. LIBOR 4.1536% 4/20/41 (a)(h)(i)	8,189	1,499
Series 2012-103 Class IL, 3% 8/20/27 (h)	26,842	2,043
Series 2012-64 Class KI, 3.5% 11/20/36 (h)	1,015	36
Series 2012-75 Class SA, 6.050% - 1 month U.S. LIBOR 4.2036% 6/20/42 (a)(h)(i)	13,979	2,794
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 4.8093% 6/16/42 (a)(h)(i)	2,083	425
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 6.2048% 4/20/39 (a)(i)	2,199	2,265
Class ST, 8.800% - 1 month U.S. LIBOR 6.3382% 8/20/39 (a)(i)	7,633	7,921
Series 2013-149 Class MA, 2.5% 5/20/40	44,641	45,378
Series 2013-182 Class IQ, 4.5% 12/16/43 (h)	7,317	1,430
Series 2013-39 Class GS, 9.500% - 1 month U.S. LIBOR 5.8072% 3/20/41 (a)(i)	34,425	39,412
Series 2014-133 Class IB, 5% 9/20/44 (h)	6,962	1,392
Series 2014-146 Class EI, 5% 10/20/44 (h)	13,286	2,660
Series 2014-154 Class IO, 5% 10/20/44 (h)	2,687	538
Series 2014-158 Class ID, 5% 10/20/44 (h)	11,340	2,346
Series 2014-178 Class IO, 5% 11/20/44 (h)	16,920	3,391
Series 2014-2 Class BA, 3% 1/20/44	7,821	8,145
Series 2014-21 Class HA, 3% 2/20/44	3,554	3,707
Series 2014-25 Class HC, 3% 2/20/44	5,389	5,642
Series 2014-5 Class A, 3% 1/20/44	4,766	4,963
Series 2015-117 Class KI, 5% 8/20/45 (h)	16,557	3,317
Series 2015-14 Class IO, 5% 10/20/44 (h)	18,695	3,757
Series 2015-79 Class IC, 5% 5/20/45 (h)	8,855	1,783
Series 2015-H21:
Class HZ, 4.383% 6/20/63 (a)(j)	6,016	6,207
Class JZ, 4.4531% 6/20/65 (a)(j)	1,208	1,262
Series 2016-146 Class AL, 5.8115% 5/20/40 (a)	4,421	5,107
Series 2016-17 Class A, 3% 2/16/46	27,861	29,019
Series 2016-171 Class BI, 5% 10/20/44 (h)	16,205	3,244
Series 2017-186 Class HK, 3% 11/16/45	15,956	16,154
Series 2017-75 Class PT, 5.7201% 4/20/47 (a)	20,273	23,172
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.1% 8/20/66 (a)(b)(j)	23,720	23,652
		797,532
U.S. Government Agency - 0.1%
Fannie Mae Series 2016-78 Class IO, 3.5% 11/25/46 (h)	11,987	1,874
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/25/33 (a)(h)	202	44
Series 339 Class 5, 5.5% 7/25/33 (h)	268	54
Series 343 Class 16, 5.5% 5/25/34 (h)	229	42
Ginnie Mae Series 2011-93 Class SA, 6.660% - 1 month U.S. LIBOR 4.8136% 7/20/41 (a)(h)(i)	14,864	3,389
		5,403
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $785,173)		802,935

Commercial Mortgage Securities - 0.0%
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
sequential payer Series 2001-58 Class X, 0.4902% 9/16/41 (a)(h)	1,686	0
Series 2001-12 Class X, 0.643% 7/16/40 (a)(h)	132	0
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2002-81 Class IO, 0.8682% 9/16/42 (a)(h)	2,947	19
Series 2002-62 Class IO, 1.0859% 8/16/42 (a)(h)	1,884	0
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $6,260)		19
	Shares	Value (000s)

Money Market Funds - 2.2%
Fidelity Cash Central Fund 1.83% (k)
(Cost $93,342)	93,324,056	93,343

Purchased Swaptions - 0.3%
	Expiration Date	Notional Amount (000s)	Value (000s)
Put Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.7375% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	50,700	$1,392
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.78% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/15/24	50,900	1,365
Option on an interest rate swap with Bank of America, N.A. to pay semi-annually a fixed rate of 2.61% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	15,100	111
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.905% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	21,500	522
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.55% and receive quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	26,000	209
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.741% and receive quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/12/24	42,000	1,145
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.313% and receive quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	19,900	317

TOTAL PUT OPTIONS			5,061

Call Options - 0.2%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.7375% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/20/24	50,700	1,426
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.78% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/15/24	50,900	1,486
Option on an interest rate swap with Bank of America, N.A. to receive semi-annually a fixed rate of 2.61% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	15,100	1,085
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.905% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2029	10/28/24	21,500	692
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.55% and pay quarterly a floating rate based on 3-month LIBOR, expiring May 2029	4/29/22	26,000	1,784
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.741% and pay quarterly a floating rate based on 3-month LIBOR, expiring September 2029	9/12/24	42,000	1,183
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.313% and pay quarterly a floating rate based on 3-month LIBOR, expiring June 2029	6/6/24	19,900	872

TOTAL CALL OPTIONS			8,528

TOTAL PURCHASED SWAPTIONS
(Cost $12,694)			13,589
TOTAL INVESTMENT IN SECURITIES - 115.3%
(Cost $4,765,615)			4,848,821
NET OTHER ASSETS (LIABILITIES) - (15.3)%			(641,952)
NET ASSETS - 100%			$4,206,869

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 11/1/49	$(61,200)	$(62,195)
Ginnie Mae
3% 11/1/49	(21,900)	(22,540)
3% 11/1/49	(64,100)	(65,975)
3% 11/1/49	(4,800)	(4,940)
3% 11/1/49	(4,800)	(4,940)
3% 11/1/49	(27,450)	(28,252)
3% 11/1/49	(27,450)	(28,252)
3% 11/1/49	(31,000)	(31,906)
3.5% 11/1/49	(53,500)	(55,524)
3.5% 11/1/49	(36,500)	(37,881)
3.5% 11/1/49	(11,250)	(11,676)
3.5% 11/1/49	(25,850)	(26,828)
3.5% 11/1/49	(16,400)	(17,020)
3.5% 11/1/49	(17,300)	(17,955)
TOTAL GINNIE MAE		(353,689)
Uniform Mortgage Backed Securities
3% 11/1/34	(37,700)	(38,602)
TOTAL TBA SALE COMMITMENTS
(Proceeds $453,297)		$(454,486)

Written Swaptions
	Expiration Date	Notional Amount	Value (000s)
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.97% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	11,000	$(243)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 2.185% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/26/24	22,500	(411)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.487% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	69,500	(2,129)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 3.065% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2028	2/5/21	55,750	(64)
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.955% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/23/21	35,600	(93)
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to pay semi-annually a fixed rate of 2.975% and receive quarterly a floating rate based on 3-month LIBOR, expiring July 2028	7/12/21	64,000	(143)

TOTAL PUT SWAPTIONS			(3,083)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.97% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/1/24	11,000	(372)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 2.185% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2029	7/26/24	22,500	(895)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.487% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	69,500	(1,292)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 3.065% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2028	2/5/21	55,750	(5,680)
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.955% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2028	8/23/21	35,600	(3,323)
Option on an interest rate swap with JPMorgan Chase Bank, N.A. to receive semi-annually a fixed rate of 2.975% and pay quarterly a floating rate based on 3-month LIBOR, expiring July 2028	7/12/21	64,000	(6,074)

TOTAL CALL SWAPTIONS			(17,636)

TOTAL WRITTEN SWAPTIONS			$(20,719)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	302	Dec. 2019	$39,350	$258	$258
CBOT 2-Year U.S. Treasury Note Contracts (United States)	63	Dec. 2019	13,583	27	27
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	6	Dec. 2019	1,139	(1)	(1)
TOTAL PURCHASED					284
Sold
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,600	Dec. 2019	190,725	804	804
CBOT Long Term U.S. Treasury Bond Contracts (United States)	412	Dec. 2019	66,487	906	906
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	1,051	Dec. 2019	149,357	2,047	2,047
TOTAL SOLD					3,757
TOTAL FUTURES CONTRACTS					$4,041

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

The notional amount of futures sold as a percentage of Net Assets is 9.7%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
1.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Dec. 2024	$25,835	$(281)	$0	$(281)
1.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Dec. 2029	40,713	(347)	0	(347)

TOTAL INTEREST RATE SWAPS							$(628)	$0	$(628)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,016,000.

 (e) Security or a portion of the security has been segregated as collateral for open options. At period end, the value of securities pledged amounted to $4,909,000.

 (f) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $3,986,000.

 (g) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $58,000.

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$550
Total	$550

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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